FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2007

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CONTENTS

Franklin Templeton Hard Currency Fund ......................................   3
Notes to Statement of Investments ..........................................   4

[Graphic]

                                          Quarterly Statement of Investments | 1

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Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

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FRANKLIN TEMPLETON HARD CURRENCY FUND                                                        PRINCIPAL AMOUNT B           VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND AGENCY SECURITIES 38.0%
a Canada Treasury Bills, 2/22/07 - 5/31/07 ..........................................           33,850,000CAD         $   28,464,024
a Denmark Treasury Bills, 2/01/07 - 5/01/07 .........................................           60,270,000DKK             10,481,331
a German Treasury Bills, 3/14/07 - 4/18/07 ..........................................           10,000,000EUR             12,960,887
Government of Singapore, 2.625%, 10/01/07 ...........................................           31,200,000SGD             20,264,448
a Norwegian Treasury Bills, 6/20/07 - 9/19/07 .......................................          120,390,000NOK             18,921,538
a Sweden Treasury Bills, 3/21/07 - 9/19/07 ..........................................          266,350,000SEK             37,696,811
                                                                                                                      --------------
TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $127,470,106) ..................                                    128,789,039
                                                                                                                      --------------
U.S. GOVERNMENT AND AGENCY SECURITIES 61.9%

a Federal Home Loan Bank, 2/01/07 ...................................................             43,390,000              43,383,999
Federal National Mortgage Association, 2.125%, 10/09/07 .............................          2,400,000,000JPY           20,110,275
a U.S. Treasury Bills, 2/08/07 - 3/22/07 ............................................            147,000,000             146,428,474
                                                                                                                      --------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $210,096,983) .....................                                    209,922,748
                                                                                                                      --------------
TOTAL INVESTMENTS (COST $337,567,089) 99.9% .........................................                                   338,711,787
NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.6)% ............................                                    (5,410,635)
OTHER ASSETS, LESS LIABILITIES 1.7% .................................................                                     5,655,176
                                                                                                                      --------------
NET ASSETS 100.0% ...................................................................                                  $ 338,956,328
                                                                                                                      --------------

CURRENCY ABBREVIATIONS
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

aThe security is traded on a discount basis with no stated coupon rate. bThe principal amount is stated in U.S. dollars unless otherwise indicated.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Global Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (the Fund).

2. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................ $ 337,680,114
                                                 -------------
Unrealized appreciation ........................ $   2,209,093
Unrealized depreciation ........................    (1,177,420)
                                                 -------------
Net unrealized appreciation (depreciation) ..... $   1,031,673
                                                 -------------

3. FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Fund had the following forward exchange contracts outstanding:

                                               CONTRACT          SETTLEMENT       UNREALIZED           UNREALIZED
                                                AMOUNT              DATE             GAIN                 LOSS
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
     512,800,000  Japanese Yen.........      $ 4,642,825            2/01/07                            $ (392,504)
     656,169,600  Japanese Yen.........        6,000,000            2/09/07                              (555,855)
         845,000  Australian Dollar....          650,819            2/12/07        $   5,385
       6,800,000  Canadian Dollar......        6,236,244            2/12/07                              (455,730)
       3,861,000  Polish Zloty.........        1,300,000            2/12/07                               (11,209)
      27,820,000  Swedish Krona........        3,900,292            2/12/07          105,272
      48,906,000  Thailand Baht........        1,300,000            2/12/07           63,043
     834,892,500  Japanese Yen.........        7,800,000            2/13/07                              (869,504)
   1,026,815,500  Japanese Yen.........        9,675,000            2/20/07                            (1,143,769)
       4,000,000  Polish Zloty.........        1,312,767            2/20/07           22,785
       8,350,000  Singapore Dollar.....        5,345,368            2/26/07           98,574
      57,000,000  Japanese Yen.........          498,513            2/28/07                               (24,451)
       3,575,000  Swedish Krona........          500,070            2/28/07           15,125
  39,520,000,000  Indonesian Rupiah....        4,146,905            3/01/07          189,044
  27,840,000,000  Indonesian Rupiah....        2,900,000            3/02/07          154,306
     465,840,000  Korean Won.............        496,764            3/02/07                                (1,729)
       4,402,925  Polish Zloty...........      1,450,000            3/02/07           20,583
      55,259,500  Thailand Baht..........      1,450,000            3/02/07           86,266
       1,020,000  Australian Dollar......        752,454            3/15/07           39,023
   7,450,000,000  Indonesian Rupiah......        751,766            3/15/07           64,695
      82,500,000  Japanese Yen...........        746,856            3/15/07                               (59,306)
         900,000  Swiss Franc............        748,877            3/15/07                               (22,436)
       2,375,000  Polish Zloty...........        751,154            3/16/07           42,501
       5,500,000  Swiss Franc............      4,594,437            3/16/07                              (154,681)

4 | Quarterly Statement of Investments

Franklin Templeton Global Trust

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               CONTRACT          SETTLEMENT       UNREALIZED           UNREALIZED
                                                AMOUNT              DATE             GAIN                 LOSS
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
  8,380,000,000   Korean Won .............        $8,813,631           3/20/07       $   94,534
     13,420,000   Australian Dollar ......         9,848,267           3/21/07          563,387
    179,012,800   Japanese Yen ...........         1,600,000           3/22/07                         $    (106,671)
    252,650,000   Korean Won .............           266,621           3/26/07            1,983
     87,857,200   Japanese Yen ...........           785,000           3/29/07                              (51,382)
      7,250,000   Norwegian Krone ........         1,172,096           3/29/07                               (7,712)
      2,514,355   Polish Zloty ...........           785,000           3/29/07           55,619
    110,900,000   Japanese Yen ...........         1,000,000           4/10/07                              (72,484)
      1,822,389   Canadian Dollar ........         1,625,000           4/12/07                              (73,155)
    178,636,250   Japanese Yen ...........         1,625,000           4/12/07                             (130,574)
    277,687,500   Japanese Yen ...........         2,500,000           4/16/07                             (175,706)
      1,400,000   Canadian Dollar ........         1,244,444           4/19/07                              (52,048)
    369,600,000   Japanese Yen ...........         3,300,000           4/19/07                             (205,152)
      6,800,000   Singapore Dollar .......         4,333,694           4/19/07          111,767
    372,801,000   Japanese Yen ...........         3,300,000           4/20/07                             (177,935)
    185,559,000   Japanese Yen ...........         1,650,000           4/26/07                              (94,779)
    135,564,000   Japanese Yen ...........         1,200,000           4/27/07                              (63,650)
      1,991,865   Polish Zloty ...........           644,554           4/27/07           22,053
     95,200,000   Japanese Yen ...........           850,000           5/01/07                              (51,573)
    380,966,250   Japanese Yen ...........         3,450,000           5/07/07                             (252,350)
     24,287,655   Swedish Krona ..........         3,450,000           5/07/07           62,816
    193,917,500   Japanese Yen ...........         1,750,000           5/09/07                             (121,915)
    199,656,000   Japanese Yen ...........         1,800,000           5/10/07                             (123,513)
     97,475,000   Japanese Yen ...........           875,000           5/14/07                              (56,079)
    196,455,000   Japanese Yen ...........         1,750,000           5/16/07                              (99,074)
      3,500,000   Canadian Dollar ........         3,142,113           5/17/07                             (158,710)
      5,000,000   Singapore Dollar .......         3,214,401           5/17/07           59,210
 11,000,000,000   Indonesian Rupiah ......         1,175,214           5/18/07           24,653
     20,000,000   Swedish Krona ..........         2,824,859           5/18/07           69,304
      2,724,300   Polish Zloty ...........           900,000           5/22/07           12,488
      6,357,960   Swedish Krona ..........           900,000           5/22/07           20,221
    168,570,000   Japanese Yen ...........         1,500,000           5/24/07                              (81,897)
     56,140,000   Japanese Yen ...........           500,000           5/29/07                              (27,405)
      3,539,870   Swedish Krona ..........           500,000           5/29/07           12,511
  2,500,000,000   Indonesian Rupiah ......           265,901           6/01/07            6,498
      3,300,000   Canadian Dollar ........         2,978,071           6/26/07                             (161,828)
      1,620,000   Canadian Dollar ........         1,463,415           6/27/07                              (80,855)
    290,000,000   Japanese Yen ...........         2,586,514           6/27/07                             (135,769)
      3,250,000   Norwegian Krone ........           504,862           6/27/07           18,431
      2,700,000   Singapore Dollar .......         1,727,668           6/27/07           43,899
      1,901,280   Canadian Dollar ........         1,721,550           6/28/07                              (98,889)
      6,250,000   Singapore Dollar .......         3,984,699           7/11/07          119,178
    255,000,000   Japanese Yen ...........         2,205,716           7/17/07                              (44,965)
      7,000,000   Polish Zloty ...........         2,278,794           7/19/07           70,327


                                          Quarterly Statement of Investments | 5

Franklin Templeton Global Trust

               3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT          SETTLEMENT       UNREALIZED        UNREALIZED
                                                 AMOUNT              DATE             GAIN              LOSS
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
     5,300,000   Canadian Dollar ........      $ 4,741,456            7/26/07                      $(214,395)
       850,000   Singapore Dollar .......          550,197            7/30/07      $  8,489
       840,000   Polish Zloty ...........          286,006            8/17/07                         (3,867)
 1,000,000,000   Korean Won .............        1,068,376            8/20/07                         (2,060)
   132,000,000   Thailand Baht ..........        3,612,479            8/20/07        24,953
    34,216,000   Thailand Baht ..........          955,754            9/04/07                        (13,061)
     2,930,598   Australian Dollar ......        2,333,635            9/05/07                        (71,285)
     2,791,880   Polish Zloty ...........          983,610            9/05/07                        (45,374)
     4,568,615   Swiss Franc ............        3,919,539            9/05/07                       (179,247)
   700,000,000   Japanese Yen ...........        6,222,775            9/14/07                       (245,753)
     9,300,000   Norwegian Krone ........        1,531,747            9/14/07                        (32,076)
     4,800,000   Polish Zloty ...........        1,685,571            9/14/07                        (72,080)
     5,000,000   Singapore Dollar .......        3,308,848            9/14/07                        (14,459)
 2,575,000,000   Korean Won .............        2,792,595            9/27/07                        (44,752)
     6,900,000   Polish Zloty ...........        2,398,165            9/27/07                        (77,927)
     3,500,000   Singapore Dollar .......        2,306,851            9/27/07           808
     2,750,000   Swiss Franc ............        2,311,235            9/27/07                        (56,052)
   225,000,000   Japanese Yen ...........        1,966,611           10/09/07                        (39,224)
 1,150,650,000   Japanese Yen ...........       10,000,000           10/12/07                       (139,525)
    34,550,000   Malaysian Ringgit ......       10,000,000           10/12/07                         (8,069)
     1,800,000   Polish Zloty ...........          606,776           10/16/07                         (1,174)
 6,000,000,000   Indonesian Rupiah ......          649,702           10/29/07                         (4,690)
 4,650,000,000   Korean Won .............        4,988,200           10/29/07                        (22,908)
         CONTRACTS TO SELL

    20,000,000   Thailand Baht ............        521,648            2/20/07                      $ (35,144)
                                                                                   --------------------------
    Unrealized gain (loss) on forward exchange contracts                           $ 2,309,731     (7,720,366)
                                                                                   --------------------------
    Net unrealized gain (loss) on forward exchange contracts                                     $ (5,410,635)
                                                                                   --------------------------

For information on the Fund~s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund~s most recent semiannual or annual shareholder report.

6 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007











                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 29, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer